Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of March 2015
Collection Period Start	1-Mar-15	Distribution Date	15-Apr-15
Collection Period End	31-Mar-15	30/360 Days	30
Beg. of Interest Period	16-Mar-15	Actual/360 Days	30
End of Interest Period	15-Apr-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	588,176,503.68	534,021,192.55	0.5540445
Total Securities		963,859,720.12	588,176,503.68	534,021,192.55	0.5540445
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	44,614,656.71	23,842,756.55	0.1703054
Class A-2b Notes	0.444500%	225,000,000.00	71,702,126.85	38,318,715.88	0.1703054
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	20,771,900.16	21,191.96	148.3707154	0.1513711
Class A-2b Notes	33,383,410.97	26,559.66	148.3707154	0.1180429
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	54,155,311.13	256,543.29

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,230,734.48
Monthly Interest				2,623,748.95
Total Monthly Payments				10,854,483.43

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				352,703.73
Aggregate Sales Proceeds Advance				23,692,747.27
Total Advances				24,045,451.00

Vehicle Disposition Proceeds:
Reallocation Payments				26,824,950.75
Repurchase Payments				1,390,772.13
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,598,273.61
Excess Wear and Tear and Excess Mileage				263,761.65
Remaining Payoffs				0.00
Net Insurance Proceeds				456,778.98
Residual Value Surplus				810,612.67
Total Collections				77,245,084.22

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,641,651.00			1,447
Involuntary Repossession	144,376.75			10
Voluntary Repossession	60,015.00			4
Full Termination	4,978,908.00			322
Bankruptcy	-			-
Insurance Payoff		450,022.13		28
Customer Payoff			239,830.32	15
Grounding Dealer Payoff			7,091,962.86	356
Dealer Purchase			3,182,547.03	160
Total	26,824,950.75	450,022.13	10,514,340.21	2,342

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of March 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	31,884	660,687,722.06	7.00000%	588,176,503.68
Total Depreciation Received		(9,107,034.65)		(7,441,724.48)
Principal Amount of Gross Losses	(54)	(1,029,468.95)		(923,739.95)
Repurchase / Reallocation	(86)	(1,490,669.93)		(1,390,772.13)
Early Terminations	(1,734)	(30,109,671.94)		(26,993,792.36)
Scheduled Terminations	(1,036)	(19,059,040.63)		(17,405,282.21)
Pool Balance - End of Period	28,974	599,891,835.96		534,021,192.55

Remaining Pool Balance
Lease Payment				96,610,292.03
Residual Value				437,410,900.52
Total				534,021,192.55

III. DISTRIBUTIONS

Total Collections					77,245,084.22
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					77,245,084.22

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					800,809.20
3. Reimbursement of Sales Proceeds Advance					16,590,735.30
4. Servicing Fee:
Servicing Fee Due					490,147.09
Servicing Fee Paid					490,147.09
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					17,881,691.59

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					21,191.96

Class A-2 Notes Monthly Interest Paid					21,191.96
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					26,559.66

Class A-2 Notes Monthly Interest Paid					26,559.66
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of March 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	256,543.29
Total Note and Certificate Monthly Interest Paid	256,543.29
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	59,106,849.34

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	54,155,311.13

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	54,155,311.13
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,951,538.22

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of March 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,951,538.22
Gross Reserve Account Balance		19,409,434.02
Remaining Available Collections Released to Seller		4,951,538.22
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.00
Monthly Prepayment Speed		113%
Lifetime Prepayment Speed		81%

	$	units
Recoveries of Defaulted and Casualty Receivables	741,193.40
Securitization Value of Defaulted Receivables and Casualty Receivables	923,739.95	54
Aggregate Defaulted and Casualty Gain (Loss)	(182,546.55)
Pool Balance at Beginning of Collection Period	588,176,503.68
Net Loss Ratio	-0.0310%

Cumulative Net Losses for all Periods	0.1576%	1,518,563.96

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,166,978.37	235
61-90 Days Delinquent	699,950.81	38
91-120+ Days Delinquent	302,600.34	18
Total Delinquent Receivables:	5,169,529.52	291
60+ Days Delinquencies as Percentage of Receivables	0.17%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	26,620,559.00	1757
Securitization Value	27,982,921.95
Aggregate Residual Gain (Loss)	(1,362,362.95)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	91,411,330.23	6,081
Cumulative Securitization Value	100,884,278.70
Cumulative Residual Gain (Loss)	(9,472,948.47)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		26,639,881.99
Reimbursement of Outstanding Advance		16,590,735.30
Additional Advances for current period		23,692,747.27
Ending Balance of Residual Advance		33,741,893.96

Beginning Balance of Payment Advance		1,557,162.12
Reimbursement of Outstanding Payment Advance		800,809.20
Additional Payment Advances for current period		352,703.73
Ending Balance of Payment Advance		1,109,056.65

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of March 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No